Capital Stock (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of fair value assumptions for stock options granted
Expected life of the options	5 years
Expected volatility	265%
Expected dividend yield	0%
Risk-free interest rate	2.03%

Expected life of the options	5 years
Expected volatility	140%
Expected dividend yield	0%
Risk-free interest rate	1.28%

Expected life of the options	5 years
Expected volatility	140%
Expected dividend yield	0%
Risk-free interest rate	1.37%

Expected life of the options	5 years
Expected volatility	140%
Expected dividend yield	0%
Risk-free interest rate	1.43%

Expected life of the options	5 years
Expected volatility	198%
Expected dividend yield	0%
Risk-free interest rate	1.63%

Expected life of the options	5 years
Expected volatility	262%
Expected dividend yield	0%
Risk-free interest rate	2.16%

Expected life of the options	5 years
Expected volatility	265%
Expected dividend yield	0%
Risk-free interest rate	2.03%

Schedule of stock option activity
	Number of options	Weighted average exercise price	Weighted average contractual term remaining (in years)	Aggregate intrinsic value
Outstanding at 31 July 2018	4,025,000	CAD$0.65	4.34	CAD$ -
Granted	2,050,000	CAD$0.57

Outstanding at 31 July 2019	6,075,000	CAD$0.62	3.69	CAD$1,675,750
Granted	3,300,000	CAD$0.88
Cancelled	(400,000)	CAD$0.88
Outstanding at 31 January 2020	8,975,000	CAD$0.71	3.64	CAD$ 1,750
Vested and fully exercisable at 31 January 2020	6,075,000	CAD$0.62	3.18	CAD$ 1,750

	31 July 2019		31 July 2018
	Number of options	Exercise Price	Number of options	Exercise Price
Opening balance	4,025,000	CAD$0.65	—	—
Options granted	2,050,000	CAD$0.57	4,025,000	CAD$0.65

Closing balance	6,075,000	CAD$0.62	4,025,000	CAD$0.65

Schedule of warrants activity
	Number of warrants	Weighted average exercise price
Outstanding at 31 July 2018	10,106,820	CAD$0.89
Issued	28,415,284	CAD$0.93
Exercised	(16,007,333)	CAD$0.50

Outstanding at 31 July 2019	22,514,771	CAD$1.22
Exercised	(165,715)	CAD$0.73
Expired	(9,933,772)	CAD$0.89
Outstanding at 31 January 2020	12,415,284	CAD$1.49

	31 July 2019		31 July 2018
	Number of warrants	Exercise Price	Number of warrants	Exercise Price
Opening balance	10,106,820	CAD$0.89	—	—
Warrants issued	28,415,284	CAD$0.93	10,106,820	CAD$0.89
Warrants exercised	(16,007,333)	CAD$0.50	—	—

Closing balance	22,514,771	CAD$1.22	10,106,820	CAD$0.89

Schedule of number of warrants outstanding and exercisable
Number of warrants outstanding and exercisable	Exercise price	Expiry dates
11,780,134	CAD$1.50	17 May 2023
635,150	CAD$1.25	16 May 2023
12,415,284

Number of warrants outstanding and exercisable	Exercise price	Expiry dates
248,350	CAD$0.66	15 August 2019
58,324	CAD$0.66	16 August 2019
60,612	CAD$0.66	3 November 2019
9,094,808	CAD$0.90	14 November 2019
637,393	CAD$0.90	1 December 2019
11,780,134	CAD$1.50	17 May 2023
635,150	CAD$1.25	17 May 2023
22,514,771